Investments and Derivative Instruments (Other-than-Temporary Impairment Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other-Than-Temporary Impairment Losses
Balance, beginning of period	$ (813)		$ (1,319)		$ (1,598)
Securities not previously impaired	(14)	[1]	(27)	[1]	(41)	[1]
Securities previously impaired	(4)	[1]	(15)	[1]	(47)	[1]
Securities that matured or were sold during the period	403		543		358
Securities due to an increase in expected cash flows	17		5		9
Balance, end of period	$ (410)		$ (813)		$ (1,319)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.